February 27, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Travelers Series Fund Inc. (the "Fund")
     File Nos. 33-75644 & 811-08372

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 21 filed on February 27, 2004, which became effective on February 27, 2004.

Please return an electronic transmittal as evidence of your receipt of this filing.

If you have any questions or comments concerning the filing, please call me at
(203) 890-7028.


Very truly yours,



/s/ Marc De Oliveira
Marc De Oliveira
Assistant Secretary